Shareholder Fees - VIPInvestmentGradeBondIIPortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPInvestmentGradeBondIIPortfolio-InvestorPRO | VIP Investment Grade Bond II Portfolio
Shareholder Fees:
(fees paid directly from your investment)